UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
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           New York, NY 10019
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           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
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Title:      Portfolio Manager
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Phone:      (212) 993-7040
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Signature, Place, and Date of Signing:

           /s/ Jason Capello                New York, NY       2/11/08
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]           [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                               -------------

Form 13F Information Table Entry Total:         7
                                               -------------

Form 13F Information Table Value Total:         189,028
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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

                                        FORM 13F INFORMATION TABLE


        COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
......................................................................................................................
                                                                                                           VOTING
                        TITLE OF                   VALUE   SHRS OR    SH/  PUT/  INVESTMENT OTHER         AUTHORITY
NAME OF ISSUER           CLASS         CUSIP      (x$1000) PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE SHARED NONE
.........................................................................................................................
C.H. ROBINSON WORLDWIDE  COM NEW       12541W209       577    10,666   SH        SOLE                 10,666   0    0
INC
.........................................................................................................................
KNIGHT TRANSN INC        COM           499064103     3,953   266,900   SH        SOLE                266,900   0    0
.........................................................................................................................
KRAFT FOODS INC          CL A          50075N104    62,460 1,914,200   SH        SOLE              1,914,200   0    0
.........................................................................................................................
SANDRIDGE ENERGY INC     COM           80007P307     3,586   100,000   SH        SOLE                100,000   0    0
.........................................................................................................................
TARGET CORP              COM           87612E106    63,645 1,272,900   SH        SOLE              1,272,900   0    0
.........................................................................................................................
ULTRA PETROLEUM CORP     COM           903914109    10,725   150,000   SH        SOLE                150,000   0    0
.........................................................................................................................
UTI WORLDWIDE INC        ORD           G87210103    44,082 2,249,093   SH        SOLE              2,249,093   0    0
.........................................................................................................................


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